Financial instruments - Fair values and risk management - Hedge discontinuance and ineffectiveness (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about hedges [line items]
Total	€ 31.0	€ 1,295.0	€ 211.0
Cash Flow Hedges
Disclosure of detailed information about hedges [line items]
Net derivative position at year end			(171.8)
Change in gross value used for calculating hedge ineffectiveness	3,622.4	(1,020.9)	(541.5)
Deferred taxes included in hedge reserves	€ 28.0	€ 150.0	€ 5.0